PROPERTY AND EQUIPMENT	9 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE D – PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

Schedule of Property and Equipment
	September 30,	December 31,
	2021	2020
Telecommunication equipment and computers	$1,267,497	$1,267,497
Less: accumulated depreciation	(1,140,429)	(1,092,533)

Property and equipment, net	$127,068	$174,964

Depreciation expense for the nine months ended September 30, 2021 and 2020 was $46,932 and $53,042, respectively, and $12,351 and $17,307 for the three months ended September 30, 2021 and 2020.